Income taxes - Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Deferred tax (expense) income	€ 102	€ (65)	€ 88
Income tax (expense) income	€ 102	€ (65)	€ 88